Investment Strategy	Sep. 28, 2026
FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization (small cap) U.S. value companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies. The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund currently defines a small cap company as one whose market capitalization is no greater than the largest market capitalization of any company included in at least one of the following indices within the preceding 12-month period (while such company was included in the index): the Russell 2000 Index, MSCI US Small Cap Index, S&P 600 Index, or Bloomberg US 600 Index. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser currently defines the Value Indices to include the following indices: Russell 2000 Value Index, Russell 2500 Value Index, Russell Midcap Value Index MSCI US Small Cap Value Index, MSCI USA Mid Cap Value Index, S&P 600 Value Index, S&P 400 Value Index, Bloomberg US 3000 Value Index, MSCI Canada Small Cap Value Index, and MSCI Canada Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of small cap value companies.
FPA Queens Road Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy without limitation on issuer capitalization. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of value companies. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics  (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: S&P 500 Value Index, Russell 3000 Value Index, Morningstar Large Cap Value Index, Morningstar Mid Cap Value Index, Morningstar Small Cap Value Index, and S&P Composite 1500 Value Index.

The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser currently defines the Value Indices to include the following indices: S&P 500 Value Index, Russell 3000 Value Index, Morningstar Large Cap Value Index, Morningstar Mid Cap Value Index, Morningstar Small Cap Value Index, and S&P Composite 1500 Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of value companies.